Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	1.56400%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$561,314.78

Principal:
Principal Collections	$9,591,286.37
Prepayments in Full	$3,794,681.12
Liquidation Proceeds	$92,853.68
Recoveries	$95,330.18
Sub Total	$13,574,151.35
Collections	$14,135,466.13

Purchase Amounts:
Purchase Amounts Related to Principal	$202,372.81
Purchase Amounts Related to Interest	$800.21
Sub Total	$203,173.02

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,338,639.15

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	37
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,338,639.15
Servicing Fee	$185,791.05	$185,791.05	$0.00	$0.00	$14,152,848.10
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,152,848.10
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$14,152,848.10
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$14,152,848.10
Interest - Class A-3 Notes	$51,950.42	$51,950.42	$0.00	$0.00	$14,100,897.68
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$13,904,860.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,904,860.35
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$13,841,700.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,841,700.35
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$13,796,421.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,796,421.35
Regular Principal Payment	$12,426,088.72	$12,426,088.72	$0.00	$0.00	$1,370,332.63
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,370,332.63
Residual Released to Depositor	$0.00	$1,370,332.63	$0.00	$0.00	$0.00
Total		$14,338,639.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,426,088.72
Total					$12,426,088.72

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$12,426,088.72	$35.91	$51,950.42	$0.15	$12,478,039.14	$36.06
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$12,426,088.72	$11.80	$356,426.75	$0.34	$12,782,515.47	$12.14

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$27,955,382.48	0.0807819	$15,529,293.76	0.0448746
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$185,615,382.48	0.1763165	$173,189,293.76	0.1645129

Pool Information
Weighted Average APR	2.968%	2.974%
Weighted Average Remaining Term	27.00	26.20
Number of Receivables Outstanding	16,734	16,296
Pool Balance	$222,949,262.01	$209,198,458.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$207,383,121.20	$194,750,770.42
Pool Factor	0.1952156	0.1831753

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$14,447,687.68
Targeted Overcollateralization Amount	$36,009,164.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,009,164.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		15	$69,609.93
(Recoveries)		71	$95,330.18
Net Loss for Current Collection Period			$(25,720.25)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1384%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1275%
Second Prior Collection Period			-0.0292%
Prior Collection Period			0.1310%
Current Collection Period			-0.1428%
Four Month Average (Current and Prior Three Collection Periods)			0.0216%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,935	$8,026,874.03
(Cumulative Recoveries)			$2,402,808.20
Cumulative Net Loss for All Collection Periods			$5,624,065.83
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4924%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,148.26
Average Net Loss for Receivables that have experienced a Realized Loss			$2,906.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	138	$2,489,555.25
61-90 Days Delinquent	0.22%	18	$464,064.37
91-120 Days Delinquent	0.08%	8	$171,470.37
Over 120 Days Delinquent	0.13%	13	$265,449.06
Total Delinquent Receivables	1.62%	177	$3,390,539.05

Repossession Inventory:
Repossessed in the Current Collection Period		7	$120,353.81
Total Repossessed Inventory		11	$211,067.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2086%
Prior Collection Period			0.2928%
Current Collection Period			0.2393%
Three Month Average			0.2469%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4307%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	37

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	37	$622,661.05
2 Months Extended	56	$1,075,318.23
3+ Months Extended	5	$123,560.82

Total Receivables Extended	98	$1,821,540.10

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer